Expense Example - Short Oil and Gas ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	845	1,534	3,371	281	1,139	2,011	4,256